[logo] FEDERATED INVESTORS

Federated
Municipal
Opportunities
Fund, Inc.


10th Semi-Annual Report
February 28, 1997

Established 1987




President's Message

Dear Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and I am pleased to present the 10th Semi-Annual Report of the fund.

This report covers the six-month period from September 1, 1996, through February 28, 1997. It begins with a discussion with J. Scott Albrecht, Vice President, Federated Advisers, who co-manages the fund with Mary Jo Ochson, Senior Vice President, Federated Advisers.

Scott's comments cover the municipal market, the fund's performance, and investment strategy. Following his discussion are three additional items of shareholder interest. First is a series of graphs that display the results of lump sum and systematic investments in the fund with dividends reinvested. Second is a complete listing of the fund's municipal bond holdings. Third is the publication of the fund's financial statements.

Rising taxes? Taxes continue to eat away at investment income. A practical way to try to ensure that your income remains just that your income is through
                                                   -           -
municipal bonds.

Federated Municipal Opportunities Fund, Inc. is in its 10th year of providing tax-free income from a broadly diversified portfolio of long-term municipal bonds.* The fund's Class A Shares' 30-day current net yield on February 28, 1997, was 4.62% based on offering price free of federal regular
                                                    -
income tax.** This is the equivalent of a 6.70% yield on a taxable investment for an investor in the 31% federal income tax bracket and equivalent to a
                                                     -
taxable yield of more than 7% for investors in higher tax brackets.

Performance for the fund's share classes follows.+

            Total Return  Income   Share Price Growth
Class A Shares   4.45%        $0.294    $10.33 to $10.49=1.5%
Class B Shares   4.10%        $0.260    $10.33 to $10.49=1.5%
Class C Shares   4.10%        $0.260    $10.33 to $10.49=1.5%
Class F Shares   4.45%        $0.294    $10.33 to $10.49=1.5%

 *State, local, and federal alternative minimum taxes may apply.
**The 30-day current net yield is calculated by dividing the investment income per share for the prior 30 days ended on the date of calculation by the maximum offering price per share on that date. Then the figure is compounded and annualized. The 30-day current net yield on February 28, 1997, was 4.08%, 4.08%, and 4.80%, based on offering price, for Class B, C and F Shares, respectively.

+Performance quoted is based on net asset value and represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F Shares were -0.28%, -1.56%, 3.11%, and 2.46%, respectively.



At the end of the reporting period, the fund's total net assets of $464.2 million were invested across 172 tax-free securities issued by municipalities across 34 states and Washington, D.C. The fund's top holdings consisted of:

1.  Indiana Indianapolis Airport Authority: $18.5 million
           -
2.  Utah Intermountain Power Agency: $17.8 million
        -
3.  Texas Houston Water & Sewer System: $16.0 million
         -
4.  Illinois Chicago O'Hare International Airport: $14.9 million
            -

Thank you for selecting Federated Municipal Opportunities Fund, Inc. as a convenient way to invest in a broad list of municipal securities. Of course, you have the option of receiving any income from the fund or building your account by reinvesting dividends and compounding tax free.

Sincerely,


/s/ Richard B. Fisher
Richard B. Fisher
President
April 15, 1997



Investment Review


J.  Scott Albrecht
Vice President
Federated Advisers


Mary Jo Ochson
Senior Vice President
Federated Advisers

Please comment on the municipal Market, which seemed to be characterized by a lack of direction during the period.

The bond market's direction over the period can best be characterized as moving sideways. A trading range between 6.25% and 7.25% for the Treasury bond was established. We are currently in the "Greenspan Market", as the Federal Reserve Board increased rates by a quarter of a percent with the possibility of another rate increase this year.

The municipal market is driven to a large degree by specific market technicals such as the supply of municipal bonds coming to market and the demand for that supply by the various potential buyers, i.e., individuals, insurance companies and mutual funds. The favorable technical position of the municipal market has allowed it to outperform the Treasury market for most of the six-month period. The ratio of municipal bond yields to Treasury bond yields is a useful measure of the relative performance of the municipal bond market. Currently, this ratio is approximately 80%, which is close to the low for the previous twelve months and reflects the municipal market's strong relative performance versus Treasury bonds.

Did the municipal market continue to perform strongly relative to the Treasury market?

Yes. The technical position that exists in the municipal bond market has provided the circumstances for the relative outperformance versus the Treasury bond market. The favorable technical position included a limited number of new issues coming to market over the period. For example, the supply of municipal bonds coming to market in the first two months of 1997 was 14.5% less than during the same period in 1996. The demand for tax-exempt assets especially
                                                                -
from institutional buyers such as insurance companies and corporations was
                                                                      -
relatively stable. As a result, municipal bond prices were able to exhibit less price volatility than Treasury bond prices over the period.



In this environment, how did Federated Municipal Opportunities Fund, Inc. perform with respect to investment return over the six-month reporting period?

For the six-month period that ended on February 28, 1997, investors in Federated Municipal Opportunities Fund, Inc. Class A, B, C, and F Shares received competitive total returns of 4.45%, 4.10%, 4.10% and 4.45%, respectively based on net asset value.* In comparison, the Lipper General Municipal Debt Fund Average total return based on net asset value for the six month period was 4.79%.+

The fund's performance over the period was driven by its concentration in high coupon securities trading at a premium to their par value. The price of a premium bond tends to be impacted less by rising interest rates than do the prices of bonds trading at par value or a discount to par value.

How did Federated Municipal Opportunities Fund, Inc. perform in terms of income and yield?

Tax-free dividends were above-average, totaling $0.294 per share for Class A and F Shares, and $0.260 per share for Class B and C Shares. The 30-day current net yield on February 28, 1997 was 4.62% for Class A Shares, 4.08% for Class B Shares, 4.08% for Class C Shares, and 4.80% for Class F Shares.**
The funds Class A Shares' yield of 4.62%, based on offering price, has taxable yield equivalents of 7.65%, 7.22% and 6.70%, respectively, for investors in the 39.6%, 36%, and 31% federal tax brackets.***

The fund's above-average income performance is directly related to its positions in higher yielding sectors of the municipal market. These higher yielding sectors include health care, housing, industrial development and electric power. The security selection process is very credit intensive and requires diligent surveillance on an ongoing basis.


*Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C and F Shares were -0.28%, -1.56%, 3.11% and 2.46%, respectively.

**The 30-day current net yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized.

***The taxable yield equivalents, based on offering price, for investors in the 39.6%, 36%, and 31% federal tax brackets are 6.75%, 6.38%, and 5.91%, for Class B Shares, respectively; 6.75%, 6.38%, and 5.91%, for Class C Shares, respectively; and 7.95%, 7.5%, and 6.96%, for Class F Shares, respectively.

+Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

With Mr. Greenspan's action in place, what is your outlook for the municipal bond market through 1997?

The outlook for municipal bonds is mixed. Rate increases affect all bonds, and of course, their value. However, the Federal Reserve Board's action is short-term "negative" and long-term "positive." Historically, higher rates hurt businesses and slow the economy. Eventually this can cause a slowdown and lower interest rates, thereby improving bond prices. We believe bonds could end up performing quite well relative to equities in 1997 on the basis of total return. The U.S. economy's real growth rate is expected to slow in the second half of the year and inflation should continue to remain submissive. Combine this situation with a federal budget that is structured to potentially achieve balance in the year 2002, and a powerful market environment could exist for lower interest rates and, as a result, higher bond prices.

The municipal bond market could be among the better performing fixed-income asset classes in 1997. The supply of municipal bonds should continue to be somewhat constrained creating a certain measure of scarcity value. At the same time, the demand for municipal bonds is expected to improve as investors reach their desired equity exposure and begin to realize that taxes do matter.

Shareholder Meeting Results

A Special Meeting of the Shareholders of State Bond Municipal Funds, Inc. on behalf of its portfolio, State Bond Tax Exempt Fund (the "Portfolio") was held on December 9, 1996. On October 11, 1996, the record date for shareholders voting at the meeting, there were 7,400,860 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:
                                            Abstentions               Withheld
                                             and Broker              Authority
Agenda Item        For         Against        Non-Votes               to Vote
-----------      --------    -----------     -----------             ---------
1.To approve or disapprove a proposed Agreement and Plan of Reorganization between the State Bond Tax Exempt Fund and Federated Municipal Opportunities Fund, Inc. (the "Fund") whereby the Fund would acquire all of the assets of the Portfolio in exchange for Class A Shares of the Fund to be distributed pro rata by the Portfolio to the holders of its shares in complete liquidation of the Portfolio.

       4,136,701    200,182       367,284       0

A Special Meeting of the Shareholders of State Bond Tax-Free Income Funds, Inc. on behalf of its portfolio, State Bond Minnesota Tax-Free Income Fund (the "Portfolio") was held on December 9, 1996. On October 11, 1996, the record date for shareholders voting at the meeting, there were 1,758,374 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

                                            Abstentions               Withheld
                                             and Broker              Authority
Agenda Item        For         Against        Non-Votes               to Vote
-----------      --------    -----------     -----------             ---------

1. To approve or disapprove a proposed Agreement and Plan of Reorganization between the State Bond Minnesota Tax-Free Income Fund and Federated Municipal Opportunities Fund, Inc. (the "Fund") whereby the Fund would acquire all of the assets of the Portfolio in exchange for Class A Shares of the Fund to be distributed pro rata by the Portfolio to the holders of its shares in complete liquidation of the Portfolio.

     1,033,766      34,909             53,264              0



Two Ways You May Seek to Invest for Success in
Federated Municipal Opportunities Fund, Inc.

Initial Investment:

If you made an initial investment of $10,000 in Federated Municipal Opportunities Fund, Inc. Class F Shares on 4/10/87, reinvested your dividends and capital gains, and did not redeem any shares, your account would be worth $19,561 on 2/28/97. You would have earned a 7.21% average annual total return for the ten-year investment life span.*

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of 3/31/97, the average annual

one-year, five-year, and since inception (4/10/87) total returns for Class F Shares were .68%, 5.62%, and 6.98%, respectively.* As of 3/31/97 the cumulative since inception (8/5/96) total return for Class A Shares, Class B Shares and Class C Shares were -1.41%, -2.94% and 1.72%, respectively.

SEE APPENDIX A FOR GRAPIC DESCRIPTION

*Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1% sales charge and the 1% contingent deferred sales charge for Class F Shares.

Data quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



Federated Municipal Opportunities Fund, Inc.

One Step at a Time:

$1,000 invested each year for ten years (reinvesting all dividends and capital gains) grew to $14,295.

With this approach, the key is consistency.

If you had started investing $1,000 annually in Federated Municipal Opportunities Fund, Inc. Class F Shares, on 4/10/87, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $10,000, but your account would have reached a total value of $14,295* by 2/28/97. You would have earned an average annual total return of 7.21%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!



SEE APPENDIX B FOR GRAPIC DESCRIPTION


*No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.


Federated Municipal Opportunities Fund, Inc.
Investing for Tax-Free Monthly Income

Fred and Margie Potter both work, and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earn. On April 10, 1987, they invested $5,000 in Federated Municipal Opportunities Fund, Inc., and continue to invest $500 in the fund on the first of every month.

As this chart shows, since that time, their  investment has grown on a tax-free
                                                                 -
basis to $90,941.* This represents a 7.21% average annual total return for
     -
investors in the 36% Federal tax bracket.+ For the Potters, the decision to invest tax-free has made the future worth waiting for.

*Income may be subject to the federal alternative minimum tax and state and local taxes.



SEE APPENDIX C FOR GRAPIC DESCRIPTION


+This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.




Federated Municipal Opportunities Fund, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
February 28, 1997 (unaudited)

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
MUNICIPALS--3.1% --------------------------------------------------------------------
               KENTUCKY--0.3%
               ----------------------------------------------------------------------
$   1,200,000  Kentucky Pollution Abatement & Water Resource Finance Authority Daily
               VRDNs (Toyota Motor Credit Corp.)                                              AAA   $    1,200,000
               ----------------------------------------------------------------------               --------------
               TEXAS--2.4%
               ----------------------------------------------------------------------
    2,100,000  Harris County, TX HFDC Daily VRDNs (St. Luke's Episcopal Hospital)              AA        2,100,000
               ----------------------------------------------------------------------
    9,100,000  Harris County, TX HFDC, (Series 1994) Daily VRDNs (Methodist Hospital,
               Harris County, TX)                                                              AA        9,100,000
               ----------------------------------------------------------------------               --------------
               Total                                                                                    11,200,000
               ----------------------------------------------------------------------               --------------
               WYOMING--0.4%
               ----------------------------------------------------------------------
    2,000,000  Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994) Daily
               VRDNs (Pacificorp)/(AMBAC INS)/ (Bank of New York, New York LIQ)               AAA        2,000,000
               ----------------------------------------------------------------------               --------------
               TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                          14,400,000
               ----------------------------------------------------------------------               --------------
LONG-TERM MUNICIPALS--97.2%
-------------------------------------------------------------------------------------
               ALABAMA--1.3%
               ----------------------------------------------------------------------
    6,000,000  Courtland, AL IDB, Solid Waste Disposal Revenue Bonds (Series A),
               6.375% (Champion International Corp.)/ (Original Issue Yield: 6.52%),
               3/1/2029                                                                 BBB              6,017,100
               ----------------------------------------------------------------------               --------------
               ALASKA--0.4%
               ----------------------------------------------------------------------
      315,000  Alaska State Housing Finance Corp., Collateralized Home Mortgage
               Revenue Bonds, Series A-l, 7.625%, 12/1/2013                             AAA                325,713
               ----------------------------------------------------------------------
      640,000  Alaska State Housing Finance Corp., Collateralized Home Mortgage
               Revenue Bonds, Series B-1, 6.90% (GNMA LOC), 6/1/2032                    AAA                663,277
               ----------------------------------------------------------------------
    1,000,000  Valdez, AK Marine Terminal, Refunding Revenue Bonds (Series C), 5.65%
               (BP Pipeline Inc.), 12/1/2028                                            AA-                958,130
               ----------------------------------------------------------------------               --------------
               Total                                                                                     1,947,120
               ----------------------------------------------------------------------               --------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               ARKANSAS--1.8%
               ----------------------------------------------------------------------
$   2,920,000  Conway, AR Hospital Authority, Revenue Bonds, 7.125% (Conway Regional
               Hospital), 2/1/2013                                                            BBB   $    3,064,160
               ----------------------------------------------------------------------
    3,000,000  Conway, AR Hospital Authority, Revenue Refunding Bonds, 8.125% (Conway
               Regional Hospital), 7/1/2005                                                   BBB        3,231,480
               ----------------------------------------------------------------------
    1,000,000  Conway, AR Hospital Authority, Revenue Refunding Bonds, 8.375% (Conway
               Regional Hospital), 7/1/2011                                                   BBB        1,077,560
               ----------------------------------------------------------------------
    1,000,000  Little Rock, AR Health Facilities Board, Revenue Refunding Bonds,
               7.00% (Baptist Medical Center, AR),
               10/1/2017                                                                       A+        1,077,000
               ----------------------------------------------------------------------               --------------
               Total                                                                                     8,450,200
               ----------------------------------------------------------------------               --------------
               CALIFORNIA--0.8%
               ----------------------------------------------------------------------
      500,000  Berkeley, CA Unified School District, UT GO Bonds, Series E, 5.80%
               (FGIC INS), 8/1/2020                                                                        502,515
               ----------------------------------------------------------------------
    3,100,000  California PCFA, Exempt Facilities Revenue Bonds (Series 1996), 5.50%
               (Mobil Corp.)/(Original Issue Yield: 5.72%), 12/1/2029                          AA        2,966,173
               ----------------------------------------------------------------------               --------------
               Total                                                                                     3,468,688
               ----------------------------------------------------------------------               --------------
               COLORADO--0.8%
               ----------------------------------------------------------------------
      620,000  Colorado HFA, SFM Revenue Bonds (Series A-2), 7.70% (FHA GTD),
               2/1/2023                                                                        AA          654,794
               ----------------------------------------------------------------------
    2,645,000  Colorado HFA, SFM Revenue Bonds (Series C-2), 7.375% (FHA GTD),
               8/1/2023                                                                        AA        2,781,773
               ----------------------------------------------------------------------
      190,000  Colorado HFA, SFM Revenue Bonds, Series A, 8.00% (Original Issue
               Yield: 8.133%), 3/1/2017                                                                    194,117
               ----------------------------------------------------------------------
      250,000  El Paso County, CO HFA, SFM Revenue Bonds, 8.00% (GNMA COL), 9/1/2022          AAA          265,670
               ----------------------------------------------------------------------               --------------
               Total                                                                                     3,896,354
               ----------------------------------------------------------------------               --------------
               DISTRICT OF COLUMBIA--0.3%
               ----------------------------------------------------------------------
    1,250,000  District of Columbia, College and University Revenue Bonds, 6.30%
               (Catholic University)/(Connie Lee INS)/ (Original Issue Yield: 6.35%),
               10/1/2013                                                                                 1,307,388
               ----------------------------------------------------------------------               --------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               IDAHO--0.8%
               ----------------------------------------------------------------------
$   1,025,000  Idaho Housing Agency, SFM Revenue Bonds (Series A), 7.50% (FHA GTD),
               7/1/2024                                                                        AA   $    1,079,550
               ----------------------------------------------------------------------
    2,580,000  Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD),
               1/1/2023                                                                        AA        2,715,063
               ----------------------------------------------------------------------               --------------
               Total                                                                                     3,794,613
               ----------------------------------------------------------------------               --------------
               ILLINOIS--9.3%
               ----------------------------------------------------------------------
   15,400,000  Chicago O'Hare International Airport, Revenue Bonds (Series A), 5.50%
               (AMBAC INS)/(Original Issue Yield: 6.00%), 1/1/2016                            AAA       14,899,038
               ----------------------------------------------------------------------
    1,480,000  Chicago, IL, Gas Supply Revenue Bonds, 7.50% (Peoples Gas Light & Coke
               Company), 3/1/2015                                                             AA-        1,610,003
               ----------------------------------------------------------------------
    1,100,000  Chicago, IL, Gas Supply Revenue Bonds, 7.50% (Peoples Gas Light & Coke
               Company), 3/1/2015                                                             AA-        1,200,441
               ----------------------------------------------------------------------
    2,000,000  Chicago, IL, Water Revenue Bond, 7.20% (Prerefunded PRF)/(Original
               Issue Yield: 7.35%), 11/15/2016                                                AAA        2,192,000
               ----------------------------------------------------------------------
      500,000  Cook County, IL, GO UT Bonds (Series B), 6.00% (FGIC INS)/(Original
               Issue Yield: 6.37%), 11/15/2017                                                AAA          508,740
               ----------------------------------------------------------------------
    4,500,000  Granite City, IL Hospital Facilities Authority, Revenue Refunding
               Bonds (Series A), 8.125% (St. Elizabeth Medical Center)/(Original
               Issue Yield: 8.167%), 6/1/2008                                                 BB+        4,656,195
               ----------------------------------------------------------------------
    3,000,000  Illinois Development Finance Authority, Housing Revenue Bonds, 6.10%
               (Catholic Charities Housing Development Corp), 1/1/2020                         NR        2,822,970
               ----------------------------------------------------------------------
   10,000,000  Illinois Health Facilities Authority, Hospital Revenue Bonds (Series
               A), 9.25% (Edgewater Hospital & Medical Center, IL), 7/1/2024                   NR       11,023,300
               ----------------------------------------------------------------------
    1,000,000  Illinois State Dedicated Tax, Revenue Bonds, Civic Center, Series A,
               6.00% (AMBAC INS)/(Original Issue Yield: 7.28%), 12/15/2015                    AAA        1,012,730
               ----------------------------------------------------------------------
    1,050,000  Illinois State University, Auxilary Facilities System Revenue Bonds,
               7.40% (Prerefunded PRF)/(Original Issue Yield: 7.444%), 4/1/2014               Aaa        1,153,908
               ----------------------------------------------------------------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               ILLINOIS--CONTINUED
               ----------------------------------------------------------------------
$   2,000,000  Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding Bonds,
               7.75% (Woodfield Garden Apartments)/ (Banque Paribas, Paris LOC),
               2/1/2004                                                                        A-   $    2,111,300
               ----------------------------------------------------------------------               --------------
               Total                                                                                    43,190,625
               ----------------------------------------------------------------------               --------------
               INDIANA--8.1%
               ----------------------------------------------------------------------
      550,000  Beech Grove, IN, Economic Development Revenue Bond, 8.75% (Westvaco
               Corp.), 7/1/2010                                                                 A          557,728
               ----------------------------------------------------------------------
    1,000,000  Highland, IN School Building Corporation, First Mortgage Revenue
               Bonds, 6.75% (PRF), 7/15/2012                                                  AAA        1,113,410
               ----------------------------------------------------------------------
    1,300,000  Indiana Municipal Power Agency, Power Supply System Revenue Refunding
               Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.15%), 1/1/2007                AAA        1,388,153
               ----------------------------------------------------------------------
    3,000,000  Indiana Port Commission, Port Facility Revenue Refunding Bonds, 6.875%
               (Cargill, Inc.), 5/1/2012                                                      Aa3        3,269,280
               ----------------------------------------------------------------------
      785,000  Indiana State HFA, SFM Revenue Bonds (Series A), 8.20% (GNMA COL),
               7/1/2020                                                                       Aaa          828,096
               ----------------------------------------------------------------------
    2,785,000  Indiana State HFA, SFM Revenue Home Mortgage Program (Series F-2),
               7.75% (GNMA COL), 7/1/2022                                                     Aaa        2,952,685
               ----------------------------------------------------------------------
    1,150,000  Indiana Transportation Finance Authority, Airport Facilities Lease
               Revenue Bonds, Series A, 6.25% (Original Issue Yield: 6.87%),
               11/1/2016                                                                        A        1,227,234
               ----------------------------------------------------------------------
   17,100,000  Indianapolis, IN Airport Authority, Special Facilities Revenue Bonds,
               7.10% (Federal Express Corp.)/(Original Issue Yield: 7.178%),
               1/15/2017                                                                      BBB       18,491,940
               ----------------------------------------------------------------------
    5,000,000  LaPorte County, IN Hospital Authority, Hospital Facility Revenue
               Refunding Bonds, 6.00% (LaPorte Hospital, Inc., IN)/(Original Issue
               Yield: 6.35%), 3/1/2023                                                        BBB        4,849,700
               ----------------------------------------------------------------------
    3,000,000  LaPorte County, IN Hospital Authority, Hospital Facility Revenue
               Refunding Bonds, 6.25% (LaPorte Hospital, Inc., IN)/(Original Issue
               Yield: 6.35%), 3/1/2012                                                        BBB        3,007,470
               ----------------------------------------------------------------------               --------------
               Total                                                                                    37,685,696
               ----------------------------------------------------------------------               --------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               IOWA--0.2%
               ----------------------------------------------------------------------
$   1,000,000  Davenport, IA PCA, PCR Refunding Bonds, Nicols-Homeshield Project,
               8.375% (Quanex Corp.), 12/1/2005                                                NR   $    1,044,670
               ----------------------------------------------------------------------               --------------
               KENTUCKY--0.8%
               ----------------------------------------------------------------------
    3,500,000  Kenton County, KY Airport Board, Special Facilities Revenue Bonds
               (Series A), 7.50% (Delta Air Lines, Inc.)/ (Original Issue Yield:
               7.60%), 2/1/2020                                                               Ba3        3,788,225
               ----------------------------------------------------------------------               --------------
               LOUISIANA--5.8%
               ----------------------------------------------------------------------
    3,000,000  De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds,
               7.70% (International Paper Co.),
               11/1/2018                                                                       A3        3,429,030
               ----------------------------------------------------------------------
    5,000,000  Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue
               Refunding Bond, Trunkline Lining Co Project, 7.75% (Panhandle Eastern
               Corp.), 8/15/2022                                                             Baa3        5,686,350
               ----------------------------------------------------------------------
      750,000  Rapides Parish, LA Housing & Mortgage Finance Authority, SFM Revenue
               Bonds, 7.25% (United States Treasury PRF), 8/1/2010                            Aaa          862,658
               ----------------------------------------------------------------------
    5,645,000  St. Charles Parish, LA, PCR Bonds, 7.50% (Louisiana Power & Light
               Co.)/(Original Issue Yield: 7.542%), 6/1/2021                                 BBB+        6,145,203
               ----------------------------------------------------------------------
    1,400,000  St. Charles Parish, LA, PCR Bonds, 8.00% (Louisiana Power & Light
               Co.), 12/1/2014                                                               Baa3        1,535,128
               ----------------------------------------------------------------------
    2,100,000  St. Charles Parish, LA, PCR Bonds, 8.25% (Louisiana Power & Light
               Co.)/(Original Issue Yield: 8.273%), 6/1/2014                                 Baa3        2,288,853
               ----------------------------------------------------------------------
    3,650,000  St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A),
               7.00% (Louisiana Power & Light Co.)/ (Original Issue Yield: 7.04%),
               12/1/2022                                                                     Baa3        3,821,952
               ----------------------------------------------------------------------
    3,000,000  St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70%
               (Freeport McMoRan, Inc.)/(Original Issue Yield: 7.75%), 10/1/2022               NR        3,092,250
               ----------------------------------------------------------------------               --------------
               Total                                                                                    26,861,424
               ----------------------------------------------------------------------               --------------
               MAINE--0.4%
               ----------------------------------------------------------------------
    1,740,000  Maine State Housing Authority, Revenue Bonds
               (Series D-3), 8.20%, 11/15/2019                                                 A+        1,832,672
               ----------------------------------------------------------------------               --------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               MASSACHUSETTS--2.4%
               ----------------------------------------------------------------------
$  21,000,000  (a)Massachusetts IFA, Solid Waste Disposal Sr. Lien
               Revenue Bonds (Series A), 9.00% (Massachusetts
               Recycling Association), 8/1/2016                                                NR   $    9,292,500
               ----------------------------------------------------------------------
    1,000,000  Massachusetts State HFA, Revenue Refunding Bonds (Series A), 6.30%,
               10/1/2013                                                                       A+        1,035,120
               ----------------------------------------------------------------------
    1,000,000  Massachusetts State HFA, Revenue Refunding Bonds, Series A, 6.10%
               (MBIA INS), 12/1/2016                                                          AAA        1,023,650
               ----------------------------------------------------------------------               --------------
               Total                                                                                    11,351,270
               ----------------------------------------------------------------------               --------------
               MICHIGAN--0.6%
               ----------------------------------------------------------------------
      145,000  Michigan State Housing Development Authority, Single Family Housing
               Revenue Bonds, Series A, 7.55% (FHA/VA mtgs GTD)/(Original Issue
               Yield: 7.55%), 12/1/2014                                                       AA+          145,974
               ----------------------------------------------------------------------
      935,000  Michigan State Housing Development Authority, Single Family Mortgage
               Revenue Bonds (Series B), 6.95%,
               12/1/2020                                                                      AA+          983,854
               ----------------------------------------------------------------------
    1,500,000  Western Townships MI, Utilities Authority, LT GO Sewer Disposal System
               Bonds, 8.20%, 1/1/2018                                                        BBB+        1,624,260
               ----------------------------------------------------------------------               --------------
               Total                                                                                     2,754,088
               ----------------------------------------------------------------------               --------------
               MINNESOTA--9.7%
               ----------------------------------------------------------------------
      235,000  Albany, MN Independent School District No. 745, UT GO Bonds, Series A,
               6.00%, 2/1/2009                                                                Aa1          248,111
               ----------------------------------------------------------------------
      900,000  Burnsville, MN, Multifamily Housing Revenue Refunding Bonds, Coventry
               Court Apartments, 7.50% (FHA/VA mtgs COL)/(Original Issue Yield:
               7.56%), 9/1/2027                                                               AAA          941,589
               ----------------------------------------------------------------------
      250,000  Centennial Independent School District No. 012, MN, UT GO Bonds,
               Series A, 7.15% (FSA INS)/(PRF), 2/1/2011                                      AAA          270,225
               ----------------------------------------------------------------------
      150,000  Dakota County, MN Housing & Redevelopment Authority, SFM Revenue
               Bonds, 7.20% (GNMA GTD), 12/1/2009                                             AAA          154,516
               ----------------------------------------------------------------------
      285,000  Duluth, MN, UT GO Special Assessment Bonds, 6.25% (Original Issue
               Yield: 6.25%), 2/1/2007                                                          A          298,004
               ----------------------------------------------------------------------
$     300,000  Eden Prairie, MN Housing & Redevelopment Authority, Lease Revenue
               Bonds, Series B, 6.20% (Eden Prairie, MN City Hall), 2/1/2008                    A   $      316,914
               ----------------------------------------------------------------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               MINNESOTA--CONTINUED
               ----------------------------------------------------------------------
      100,000  Eden Prairie, MN Multifamily Housing, Multifamily Mortgage Revenue
               Bonds, 7.875% (Preserve Place Apartments)/ (FHA/VA mtgs GTD), 7/1/2017         AAA          103,546
               ----------------------------------------------------------------------
      165,000  Hennepin Co. MN, Lease Revenue Certificates of Participation, Series
               A, 6.80%, 5/15/2017                                                             AA          178,723
               ----------------------------------------------------------------------
    2,400,000  Minneapolis Special School District No. 001, MN, Certificate
               Participation (Series A), 5.90% (MBIA INS)/ (Original Issue Yield:
               5.95%), 2/1/2011                                                               AAA        2,500,368
               ----------------------------------------------------------------------
      200,000  Minneapolis, MN Multifamily Housing Authority, Multifamily Housing
               Revenue Bonds, 7.125% (Seward Towers)/ (GNMA COL), 12/20/2010                  AAA          211,786
               ----------------------------------------------------------------------
      300,000  Minneapolis, MN Multifamily Housing Authority, Multifamily Housing
               Revenue Bonds, Churchill Project, 7.05% (FHA GTD), 10/1/2022                   AAA          313,932
               ----------------------------------------------------------------------
      250,000  Minneapolis, MN, UT GO Sales Tax Refunding Bonds, 6.25% (Original
               Issue Yield: 6.45%), 4/1/2012                                                  AAA          267,012
               ----------------------------------------------------------------------
      250,000  Minnesota Public Facilities Authority, Water Pollution Control Revenue
               Bonds, Series A, 6.95% (PRF), 3/1/2013                                         AAA          278,517
               ----------------------------------------------------------------------
      250,000  Minnesota Public Facilities Authority, Water Pollution Control Revenue
               Bonds, Series A, 6.50%, 3/1/2014                                               AAA          271,090
               ----------------------------------------------------------------------
    1,620,000  Minnesota State HFA, Multi-family Housing Revenue Bonds, Series E,
               6.00%, 2/1/2014                                                                 AA        1,646,665
               ----------------------------------------------------------------------
    1,600,000  Minnesota State HFA, SFM Revenue Bonds (Series A), 7.95% (FHA GTD),
               7/1/2022                                                                       AA+        1,689,872
               ----------------------------------------------------------------------
      530,000  Minnesota State HFA, SFM Revenue Bonds (Series D), 8.05% (FHA GTD),
               8/1/2018                                                                       AA+          546,085
               ----------------------------------------------------------------------
    3,000,000  Minnesota State HFA, SFM Revenue Bonds (Series E), 6.85%, 1/1/2024             AA+        3,131,250
               ----------------------------------------------------------------------
$      40,000  Minnesota State HFA, Single Family Mortgage Revenue Bonds, Series B,
               7.25% (Original Issue Yield: 7.311%),
               7/1/2016                                                                       AA+   $       40,909
               ----------------------------------------------------------------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               MINNESOTA--CONTINUED
               ----------------------------------------------------------------------
      220,000  Minnesota State HFA, Single Family Mortgage Revenue Bonds, Series B,
               7.30% (FHA/VA mtgs LOC)/(Original Issue Yield: 7.342%), 1/1/2017               AA+          231,746
               ----------------------------------------------------------------------
      195,000  Minnesota State HFA, Single Family Mortgage Revenue Bonds, Series C,
               7.10% (FHA/VA mtgs COL), 7/1/2011                                              AA+          205,898
               ----------------------------------------------------------------------
       85,000  Minnesota State HFA, Single Family Mortgage Revenue Bonds, Series C,
               7.65% (FHA/VA mtgs COL), 7/1/2008                                              AA+           89,888
               ----------------------------------------------------------------------
      325,000  Minnesota State HFA, Single Family Mortgage Revenue Bonds, Series D-2,
               5.85%, 7/1/2011                                                                AA+          327,957
               ----------------------------------------------------------------------
    1,260,000  Minnesota State HFA, Single Family Mortgage Revenue Bonds, Series I,
               6.25%, 1/1/2015                                                                AA+        1,296,805
               ----------------------------------------------------------------------
      300,000  Minnesota State Higher Education Facility Authority, Revenue Bonds,
               Series Three-J, 6.30% (MacAlester College)/ (Original Issue Yield:
               6.385%), 3/1/2014                                                              AA-          316,614
               ----------------------------------------------------------------------
      300,000  Minnesota State University Board, State University System Revenue
               Bonds, Series A, 6.00%, 6/30/2013                                                A          308,157
               ----------------------------------------------------------------------
      100,000  Minnetonka, MN, Multifamily Housing Revenue Bonds, Cedare Hills East
               Project, 7.50% (FHA COL), 12/1/2017                                             AA          103,217
               ----------------------------------------------------------------------
      800,000  Minnetonka, MN, Multifamily Mortgage Revenue Bonds, 7.25% (Minnetonka
               Hills Apartments)/(Midwest Fed Minneapolis LOC), 12/1/2002                     AAA          825,824
               ----------------------------------------------------------------------
      500,000  Rochester, MN Health Care Facility Authority, Revenue Bonds, Series F,
               6.25% (Mayo Foundation)/(Original Issue Yield: 6.35%), 11/15/2021              AA+          529,870
               ----------------------------------------------------------------------
   10,000,000  Southern Minnesota Municipal Power Agency, Supply
               System Revenue Bonds (Series A), 4.75% (MBIA INS)/ (Original Issue
               Yield: 5.52%), 1/1/2016                                                        AAA        8,884,200
               ----------------------------------------------------------------------
    9,000,000  St. Paul, MN Housing & Redevelopment Authority, Hospital Revenue
               Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue
               Yield: 6.687%), 11/1/2017                                                      BBB        9,237,510
               ----------------------------------------------------------------------
$     400,000  St. Paul, MN Independent School District No. 625, Certificates of
               Participation, Series C, 6.05% (Original Issue Yield: 6.10%), 2/1/2012          AA   $      417,536
               ----------------------------------------------------------------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               MINNESOTA--CONTINUED
               ----------------------------------------------------------------------
    8,000,000  VRDC/IVRC Trust, GO Inverse Variable Rate Certificates, 7.623%
               (Regents of University of Minnesota), 5/18/2012                                 NR        8,580,000
               ----------------------------------------------------------------------
      200,000  Western Minnesota Municipal Power Agency, MN, Transmission Revenue
               Refunding Bonds, 6.75% (AMBAC INS)/ (Original Issue Yield: 7.00%),
               1/1/2016                                                                       AAA          217,846
               ----------------------------------------------------------------------               --------------
               Total                                                                                    44,982,182
               ----------------------------------------------------------------------               --------------
               MONTANA--0.3%
               ----------------------------------------------------------------------
    1,120,000  Montana State Board of Housing, SFM Revenue Bonds (Series B-2), 7.50%
               (FHA GTD), 4/1/2023                                                             Aa        1,174,298
               ----------------------------------------------------------------------               --------------
               NEVADA--0.7%
               ----------------------------------------------------------------------
      350,000  Clark County, NV Improvement District, Special Assessment Bonds, No.
               97A-Las Vegas Boulevard, 5.85% (FSA INS)/(Original Issue Yield:
               5.90%), 10/1/2015                                                                           356,870
               ----------------------------------------------------------------------
    1,000,000  Humboldt County, NV, Pollution Control Revenue Bonds, 8.30% (Idaho
               Power Co.), 12/1/2014                                                           A+        1,171,140
               ----------------------------------------------------------------------
      800,000  Lyon County, NV School District, LT GO Bonds, 6.75% (AMBAC INS)/(PRF),
               6/1/2011                                                                       AAA          910,368
               ----------------------------------------------------------------------
      585,000  Washoe County, NV, LT GO Bonds, Series B, 6.00% (Reno-Sparks
               Convention Center)/(FGIC INS), 7/1/2009                                        AAA          618,123
               ----------------------------------------------------------------------               --------------
               Total                                                                                     3,056,501
               ----------------------------------------------------------------------               --------------
               NEW HAMPSHIRE--4.9%
               ----------------------------------------------------------------------
    9,000,000  New Hampshire Higher Educational & Health Facilities Authority,
               Hospital Revenue Bonds, 6.00% (Nashua Memorial Hospital, NH)/(Original
               Issue Yield: 6.40%), 10/1/2023                                                  A-        8,835,300
               ----------------------------------------------------------------------
    1,080,000  New Hampshire Municipal Bond Bank, UT GO Bonds, Series J, 6.90%
               (PRF)/(Original Issue Yield: 6.95%),
               1/15/2012                                                                      AAA        1,192,104
               ----------------------------------------------------------------------
    1,245,000  New Hampshire State HFA, SFM Revenue Bonds (Series B), 7.75%, 7/1/2023          A+        1,317,870
               ----------------------------------------------------------------------
$   6,325,000  New Hampshire State HFA, SFM Revenue Bonds (Series D), 7.25%, 7/1/2015          A+   $    6,620,630
               ----------------------------------------------------------------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               NEW HAMPSHIRE--CONTINUED
               ----------------------------------------------------------------------
    2,865,000  New Hampshire State IDA, PCR Bonds (Series A), 8.00% (United
               Illuminating Co.), 12/1/2014                                                  BBB-        3,050,824
               ----------------------------------------------------------------------
    1,500,000  New Hampshire State IDA, PCR Bonds (Series B), 10.75% (United
               Illuminating Co.), 10/1/2012                                                  BBB-        1,587,705
               ----------------------------------------------------------------------               --------------
               Total                                                                                    22,604,433
               ----------------------------------------------------------------------               --------------
               NEW MEXICO--0.4%
               ----------------------------------------------------------------------
    2,000,000  Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public
               Service Co. New Mexico), 4/1/2022                                              BB+        2,034,440
               ----------------------------------------------------------------------               --------------
               NEW YORK--2.6%
               ----------------------------------------------------------------------
    2,500,000  New York State Energy Research & Development Authority, Electric
               Facilities Revenue Bonds (Series A), 7.50% (Consolidated Edison
               Co.)/(Original Issue Yield: 7.65%),
               1/1/2026                                                                       AA-        2,678,425
               ----------------------------------------------------------------------
    2,900,000  New York State Environmental Facilities Corp., PCR State Water
               Revolving Fund, 7.25% (Original Issue Yield: 7.344%), 6/15/2010                  A        3,222,596
               ----------------------------------------------------------------------
    5,000,000  New York State Environmental Facilities Corp., Solid Waste Disposal
               Revenue Bonds, 6.10% (Occidental Petroleum Corp.)/(Original Issue
               Yield: 6.214%), 11/1/2030                                                      BBB        4,984,550
               ----------------------------------------------------------------------
    1,000,000  New York State Local Government Assistance Corp., Revenue Bonds,
               Series A, 6.00% (Original Issue Yield: 6.106%), 4/1/2016                         A        1,024,650
               ----------------------------------------------------------------------               --------------
               Total                                                                                    11,910,221
               ----------------------------------------------------------------------               --------------
               NORTH CAROLINA--0.7%
               ----------------------------------------------------------------------
    3,000,000  Martin County, NC IFA, (Series 1995) Solid Waste Disposal Revenue
               Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025                                       A        3,019,680
               ----------------------------------------------------------------------               --------------
               NORTH DAKOTA--0.9%
               ----------------------------------------------------------------------
    2,490,000  North Dakota State HFA, SFM Revenue Bonds (Series C), 7.30%, 7/1/2024           A+        2,598,738
               ----------------------------------------------------------------------
$   1,480,000  North Dakota State HFA, SFM Revenue Bonds, Series A, 6.75% (FHA/VA
               mtgs COL), 7/1/2012                                                             A+   $    1,551,514
               ----------------------------------------------------------------------               --------------
               Total                                                                                     4,150,252
               ----------------------------------------------------------------------               --------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               OHIO--0.4%
               ----------------------------------------------------------------------
      500,000  Ohio State Water Development Authority, PCR Bonds (Series A), 8.10%
               (Ohio Edison Co.)/(Original Issue Yield: 8.142%), 10/1/2023                   BBB-          530,960
               ----------------------------------------------------------------------
    1,250,000  Ohio State Water Development Authority, PCR Bonds (Series A-1), 9.75%
               (Cleveland Electric Illuminating Co.), 11/1/2022                                BB        1,277,513
               ----------------------------------------------------------------------               --------------
               Total                                                                                     1,808,473
               ----------------------------------------------------------------------               --------------
               OKLAHOMA--2.7%
               ----------------------------------------------------------------------
    4,585,000  Jackson County, OK Hospital Authority, Hospital Revenue Refunding
               Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue
               Yield: 7.40%), 8/1/2015                                                         BB        4,675,233
               ----------------------------------------------------------------------
    1,250,000  Tulsa, OK Municipal Airport, Revenue Bonds, 7.375% (American
               Airlines), 12/1/2020                                                           BB+        1,333,500
               ----------------------------------------------------------------------
    6,200,000  Tulsa, OK Municipal Airport, Revenue Bonds, 7.60% (American
               Airlines)/(Original Issue Yield: 7.931%),
               12/1/2030                                                                      BB+        6,711,438
               ----------------------------------------------------------------------               --------------
               Total                                                                                    12,720,171
               ----------------------------------------------------------------------               --------------
               PENNSYLVANIA--11.1%
               ----------------------------------------------------------------------
    3,000,000  Allegheny County, PA HDA, Health & Education Revenue Bonds, 7.00%
               (Rehabilitation Institute of Pittsburgh)/ (Original Issue Yield:
               7.049%), 6/1/2010                                                              BBB        3,146,220
               ----------------------------------------------------------------------
    2,500,000  Allegheny County, PA HDA, Health & Education Revenue Bonds, 7.00%
               (Rehabilitation Institute of Pittsburgh)/(Original Issue Yield:
               7.132%), 6/1/2022                                                              BBB        2,614,400
               ----------------------------------------------------------------------
    5,370,000  Allegheny County, PA Higher Education, Bldg Auth Revenue Bonds, 7.375%
               (La Roche College), 7/15/2012                                                   NR        5,562,461
               ----------------------------------------------------------------------
    1,625,000  Allegheny County, PA IDA, Revenue Bonds, 8.75% (United Parcel
               Service), 2/15/2009                                                             NR        1,711,986
               ----------------------------------------------------------------------
$     665,000  Allegheny County, PA Residential Finance Agency, Mortgage Revenue
               Bonds (Series G), 9.50% (GNMA COL),
               12/1/2018                                                                      Aaa   $      690,769
               ----------------------------------------------------------------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               PENNSYLVANIA--CONTINUED
               ----------------------------------------------------------------------
    3,000,000  Delaware County Authority, PA, College Revenue Bonds, 7.25% (Eastern
               College)/(United States Treasury PRF)/ (Original Issue Yield: 7.875%),
               3/1/2012                                                                        NR        3,412,980
               ----------------------------------------------------------------------
    2,055,000  Erie County, PA Hospital Authority, Revenue Bonds, 7.50% (Erie Infants
               & Youth Home, Inc.), 10/1/2011                                                  NR        2,141,598
               ----------------------------------------------------------------------
      400,000  Erie County, PA IDA, Pollution Control Revenue Refunding Bonds, 7.15%
               (International Paper Co.), 9/1/2013                                            BBB          427,072
               ----------------------------------------------------------------------
    1,730,000  Northeastern, PA Hospital & Education Authority, College Revenue
               Refunding Bonds (Series B), 6.00% (Kings College, PA)/(Original Issue
               Yield: 6.174%), 7/15/2018                                                      BBB        1,688,169
               ----------------------------------------------------------------------
    8,000,000  Pennsylvania EDFA, Wastewater Treatment Revenue Bonds (Series A),
               7.60% (Sun Co., Inc.)/(Original Issue Yield: 7.653%), 12/1/2024                BBB        8,936,160
               ----------------------------------------------------------------------
    6,000,000  Pennsylvania Housing Finance Authority, SFM Revenue Bonds (Series
               34-B), 7.00% (FHA and FHA GTDs), 4/1/2024                                       AA        6,289,140
               ----------------------------------------------------------------------
    2,260,000  Pennsylvania Housing Finance Authority, SFM Revenue Bonds (Series 28),
               7.65% (FHA GTD), 10/1/2023                                                      AA        2,379,803
               ----------------------------------------------------------------------
    1,740,000  Pennsylvania State Higher Education Facilities Authority, College &
               University Revenue Bonds, 6.75% (Thiel
               College), 9/1/2017                                                              NR        1,820,649
               ----------------------------------------------------------------------
    3,250,000  Pennsylvania State Higher Education Facilities Authority, College &
               University Revenue Refunding Bonds (Series A), 6.10% (Allegheny
               College, Meadville, PA)/(Original Issue Yield: 6.23%), 11/1/2008              BBB+        3,257,248
               ----------------------------------------------------------------------
    1,200,000  Pennsylvania State Higher Education Facilities Authority, Revenue
               Bonds (Series 1996), 7.15% (Thiel College),
               5/15/2015                                                                       NR        1,224,384
               ----------------------------------------------------------------------
$   3,875,000  Pennsylvania State Higher Education Facilities Authority, Revenue
               Bonds (Series A), 7.375% (Medical College of Pennsylvania)/(United
               States Treasury PRF)/(Original Issue Yield: 7.45%), 3/1/2021                   AAA   $    4,337,443
               ----------------------------------------------------------------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               PENNSYLVANIA--CONTINUED
               ----------------------------------------------------------------------
    1,750,000  Pennsylvania State Higher Education Facilities Authority, Revenue
               Bonds (Series A), 8.375% (Medical College of Pennsylvania)/(United
               States Treasury PRF)/(Original Issue Yield: 8.448%), 3/1/2011                  AAA        1,927,013
               ----------------------------------------------------------------------               --------------
               Total                                                                                    51,567,495
               ----------------------------------------------------------------------               --------------
               RHODE ISLAND--0.4%
               ----------------------------------------------------------------------
    1,675,000  Rhode Island Depositors Economic Protection Corp., Special Obligation
               Revenue Bonds, Series A, 6.625% (FSA INS)/(United States Treasury
               PRF)/(Original Issue Yield: 6.745%), 8/1/2019                                  AAA        1,870,891
               ----------------------------------------------------------------------               --------------
               SOUTH CAROLINA--0.2%
               ----------------------------------------------------------------------
      810,000  South Carolina State Housing Finance & Development Authority,
               Homeownership Mortgage Revenue Bonds (Series A), 7.40% (FHA GTD),
               7/1/2023                                                                        AA          848,580
               ----------------------------------------------------------------------               --------------
               TENNESSEE--3.2%
               ----------------------------------------------------------------------
    3,100,000  Springfield, TN Health & Educational Facilities Board, Hospital
               Revenue Bonds, 8.25% (NorthCrest Medical Center)/(Original Issue
               Yield: 8.50%), 4/1/2012                                                         NR        3,331,446
               ----------------------------------------------------------------------
    7,800,000  Springfield, TN Health & Educational Facilities Board, Hospital
               Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue
               Yield: 8.875%), 4/1/2024                                                        NR        8,425,326
               ----------------------------------------------------------------------
    2,775,000  Tennessee Housing Development Agency, Homeownership Program, Issue V
               Revenue Bonds, 7.65%, 7/1/2022                                                  Aa        2,911,364
               ----------------------------------------------------------------------               --------------
               Total                                                                                    14,668,136
               ----------------------------------------------------------------------               --------------
               TEXAS--14.0%
               ----------------------------------------------------------------------
    2,500,000  Brazos River Authority, TX, PCR Revenue Bonds (Series A), 7.875%
               (Texas Utilities Electric Co.), 3/1/2021                                       BBB        2,741,450
               ----------------------------------------------------------------------
$   1,800,000  Brazos River Authority, TX, PCR Revenue Bonds (Series A), 8.125%
               (Texas Utilities Electric Co.), 2/1/2020                                       BBB   $    1,967,256
               ----------------------------------------------------------------------
    1,000,000  Brownsville, TX Utility System, Revenue Bonds, 6.875% (AMBAC
               INS)/(PRF)/(Original Issue Yield: 7.10%), 9/1/2020                             AAA        1,102,840
               ----------------------------------------------------------------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               TEXAS--CONTINUED
               ----------------------------------------------------------------------
    7,320,000  Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds,
               7.125% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.55%),
               11/1/2026                                                                      BB+        7,682,999
               ----------------------------------------------------------------------
    3,000,000  Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds,
               7.25% (American Airlines)/(Original Issue Yield: 7.428%), 11/1/2030            BB+        3,233,310
               ----------------------------------------------------------------------
    2,370,000  Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds,
               7.50% (American Airlines)/(Original Issue Yield: 8.20%), 11/1/2025             BB+        2,536,682
               ----------------------------------------------------------------------
    2,500,000  Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds,
               7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%),
               11/1/2021                                                                      BB+        2,712,500
               ----------------------------------------------------------------------
    1,000,000  Guadalupe-Blanco River Authority TX, Industrial Development Corp PCR
               Bonds, 8.60% (A.P. Green Industries),
               4/1/2009                                                                        NR        1,056,300
               ----------------------------------------------------------------------
    2,500,000  Guadalupe-Blanco River Authority TX, Industrial Development Corp., PCR
               Bonds, 8.60% (A.P. Green Industries),
               4/1/2009                                                                        NR        2,732,325
               ----------------------------------------------------------------------
    5,000,000  Gulf Coast, TX Waste Disposal Authority, Revenue Bonds (Series A),
               6.875% (Champion International Corp.)/ (Original Issue Yield: 7.15%),
               12/1/2028                                                                      BBB        5,244,450
               ----------------------------------------------------------------------
   17,000,000  Houston, TX Water & Sewer System, Junior Lien Refunding Revenue Bonds
               (Series A), 5.25% (FGIC INS)/ (Original Issue Yield: 5.60%), 12/1/2025         AAA       16,002,950
               ----------------------------------------------------------------------
       10,000  Houston, TX Water & Sewer System, Revenue Bonds (Series B), 6.40%
               (Original Issue Yield: 6.45%), 12/1/2002 (@102)                                  A           11,089
               ----------------------------------------------------------------------
    1,535,000  Houston, TX Water & Sewer System, Revenue Bonds, 6.40% (Original Issue
               Yield: 6.45%), 12/1/2009                                                         A        1,642,465
               ----------------------------------------------------------------------
$   7,630,000  Richardson, TX Hospital Authority, Hospital Refunding & Improvement
               Bonds, 6.75% (Richardson Medical Center, TX)/(Original Issue Yield:
               6.82%), 12/1/2023                                                             BBB-   $    7,891,175
               ----------------------------------------------------------------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               TEXAS--CONTINUED
               ----------------------------------------------------------------------
    1,000,000  Texas Water Development Board, State Revolving Fund Senior Lien
               Revenue Bond, 6.40% (Original Issue Yield: 6.50%), 7/15/2007                   AAA        1,083,310
               ----------------------------------------------------------------------
    7,500,000  West Side Calhoun County, TX Navigation District, Solid Waste Revenue
               Bond, 6.40% (Union Carbide Corp.)/ (Original Issue Yield: 6.437%),
               5/1/2023                                                                       BBB        7,566,975
               ----------------------------------------------------------------------               --------------
               Total                                                                                    65,208,076
               ----------------------------------------------------------------------               --------------
               UTAH--5.2%
               ----------------------------------------------------------------------
    1,000,000  Hildale, UT, Electric Revenue Bonds (Series 1995), 7.00%, 9/1/2002              NR        1,007,960
               ----------------------------------------------------------------------
   20,000,000  Intermountain Power Agency, UT, Refunding Revenue Bonds (Series A),
               5.00% (Original Issue Yield: 5.687%),
               7/1/2023                                                                        A+       17,790,000
               ----------------------------------------------------------------------
      895,000  Utah State HFA, SFM Revenue Bonds (Series B-3), 7.10%, 7/1/2024                 AA          936,465
               ----------------------------------------------------------------------
    1,280,000  Utah State HFA, SFM Revenue Bonds (Series E-2), 7.15% (FHA
               GTD)/(Original Issue Yield: 7.169%), 7/1/2024                                   AA        1,341,734
               ----------------------------------------------------------------------
    1,660,000  Utah State HFA, Single Family Mortgage Revenue Bonds, 7.55% (FHA GTD),
               7/1/2023                                                                        AA        1,751,931
               ----------------------------------------------------------------------
      395,000  Utah State HFA, Single Family Mortgage Revenue Bonds, 7.75% (FHA GTD),
               1/1/2023                                                                        AA          412,404
               ----------------------------------------------------------------------
    1,000,000  Utah State Municipal Finance Cooperative, Local Government Pooled
               Capital Improvement Financing Program, 6.40%, 8/1/2009                           A        1,025,430
               ----------------------------------------------------------------------               --------------
               Total                                                                                    24,265,924
               ----------------------------------------------------------------------               --------------
               VIRGINIA--0.1%
               ----------------------------------------------------------------------
      500,000  Virginia State Housing Development Authority, Commonwealth Mortgage,
               Series C, Subseries C-10, 6.50%, 7/1/2007                                      AA+          526,690
               ----------------------------------------------------------------------               --------------
               WASHINGTON--5.0%
               ----------------------------------------------------------------------
$   4,250,000  Pierce County, WA Economic Development Corp., Solid Waste Revenue
               Bond, 5.80% (Occidental Petroleum Corp.)/ (Original Issue Yield:
               5.90%), 9/1/2029                                                               BBB   $    3,966,993
               ----------------------------------------------------------------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
               WASHINGTON--CONTINUED
               ----------------------------------------------------------------------
    4,075,000  Pilchuck Development Public Corp., WA, Special Facilities Airport
               Revenue Bonds (Series 1993), Tramco, Inc. Project, 6.00% (Goodrich
               (B.F.) Co.), 8/1/2023                                                         BBB+        3,993,867
               ----------------------------------------------------------------------
    4,300,000  Port of Camas-Washougal, Washington, PCR Refunding Bonds (Series
               1993), 6.70% (James River Project, WA)/ (Original Issue Yield: 6.75%),
               4/1/2023                                                                      BBB+        4,403,845
               ----------------------------------------------------------------------
    1,000,000  Skagit County, WA Consolidated School District Pound320, UT GO Bonds,
               6.70% (MBIA INS)/(Original Issue Yield: 6.75%), 12/1/2007                      AAA        1,133,190
               ----------------------------------------------------------------------
   10,000,000  Washington State, UT GO (Series A), 5.375% (Original Issue Yield:
               6.00%), 7/1/2021                                                               AAA        9,631,500
               ----------------------------------------------------------------------               --------------
               Total                                                                                    23,129,395
               ----------------------------------------------------------------------               --------------
               WEST VIRGINIA--0.5%
               ----------------------------------------------------------------------
    5,000,000  (a)Marion County, WV County Commission, Solid Waste Facility Revenue
               Bonds (Series 1993), 7.75% (American Power Paper Recycling), 12/1/2011          NR        2,312,650
               ----------------------------------------------------------------------               --------------
               WISCONSIN--0.4%
               ----------------------------------------------------------------------
      985,000  Wisconsin Housing & Economic Development Authority, Homeownership
               Revenue Bond, Series A, 7.10%, 3/1/2023                                         AA        1,039,510
               ----------------------------------------------------------------------
      435,000  Wisconsin Housing & Economic Development Authority, Homeownership
               Revenue Bonds (Series E), 8.00% (FHA GTD)/(Original Issue Yield:
               8.044%), 3/1/2021                                                               AA          445,018
               ----------------------------------------------------------------------
      550,000  Wisconsin Housing & Economic Development Authority, Homeownership
               Revenue Bonds, Series A, 6.00%, 9/1/2015                                        AA          556,177
               ----------------------------------------------------------------------               --------------
               Total                                                                                     2,040,705
               ----------------------------------------------------------------------               --------------
               TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $445,076,371)                               451,289,326
               ----------------------------------------------------------------------               --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $459,476,371)(B)                                  $  465,689,326
               ----------------------------------------------------------------------               --------------



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

 (a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $459,476,371. The net unrealized appreciation of investments on a federal tax basis amounts to $6,212,955 which is comprised of $21,630,928 appreciation and $15,417,973 depreciation at February 28, 1997.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($464,191,782) at February 28, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
COL -- Collateralized
EDFA -- Economic Development Financing Authority
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration
FHA/VA -- Federal Housing Administration/
            Veterans Administration
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GO -- General Obligation
GTD -- Guaranty
HDA -- Hospital Development Authority
HFA -- Housing Finance Authority
HFDC -- Health Facility Development Corporation
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
IFA -- Industrial Finance Authority
INS -- Insured
LIQ -- Liquidity Agreement
LOC -- Letter of Credit
LT -- Limited Tax
LYON -- Liquid Yield Option Note
MBIA -- Municipal Bond Investors Assurance
PCA -- Pollution Control Authority
PCR -- Pollution Control Revenue
PCFA -- Pollution Control Finance Authority
PRF -- Prerefunded
SFM -- Single Family Mortgage
UT -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes

MASSACHUSETTS IFA, SOLID WASTE DISPOSAL SR. LIEN REVENUE BONDS (SERIES A), 9.00% (MASSACHUSETTS RECYCLING ASSOCIATION)

Currently, the obligor is in technical default of certain covenants of the Series A revenue bonds. The obligor is in negotiations with its bondholders and is evaluating its financing options. The investment adviser is unable to predict the outcome of these proceedings and is closely monitoring the situation.

MARION COUNTY, WV COUNTY COMMISSION, SOLID WASTE FACILITY REVENUE BONDS (SERIES
1993), 7.75% (AMERICAN POWER PAPER RECYCLING)

Currently, the obligor is in technical default of certain covenants of the Series 1993 revenue bonds. The obligor is in negotiations with its bondholders and is evaluating its financing options. The investment adviser is unable to predict the outcome of these proceedings and is closely monitoring the situation.

(See Notes which are an integral part of the Financial Statements)






Federated Municipal Opportunities Fund, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
February 28, 1997 (unaudited)

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $459,476,371)                     $465,689,326
---------------------------------------------------------------------------------------------------
Income receivable                                                                                      7,867,614
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        6,284,826
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                               106,679
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     479,948,445
---------------------------------------------------------------------------------------------------  -----------
LIABILITIES:
---------------------------------------------------------------------------------------
Payable for investments purchased                                                        $15,037,099
---------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 520,313
---------------------------------------------------------------------------------------
Payable to Bank                                                                              48,822
---------------------------------------------------------------------------------------
Accrued expenses                                                                            150,429
---------------------------------------------------------------------------------------  ----------
    Total liabilities                                                                                 15,756,663
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 44,252,712 shares outstanding                                                         $464,191,782
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $466,548,067
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                             6,212,955
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                          (8,728,797)
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      159,557
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $464,191,782
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($96,863,344 / 9,232,510 shares outstanding)                               $     10.49
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/95.50 of $10.49)*                                                      $     10.98
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share                                                                        $     10.49
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($8,922,000 / 850,556 shares outstanding)                                  $     10.49
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                             $     10.49
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $10.49)**                                                $      9.91
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,631,197 / 155,526 shares outstanding)                                  $     10.49
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                             $     10.49
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $10.49)**                                                $     10.39
---------------------------------------------------------------------------------------------------  -----------
CLASS F SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($356,775,241 / 34,014,120 shares outstanding)                             $     10.49
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/99.00 of $10.49)*                                                      $     10.60
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $10.49)**                                                $     10.39
---------------------------------------------------------------------------------------------------  -----------


 * See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Municipal Opportunities Fund, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended February 28, 1997 (unaudited)

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $ 13,222,003
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $ 1,253,756
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    157,847
---------------------------------------------------------------------------------------
Custodian fees                                                                                34,718
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     137,888
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      7,938
---------------------------------------------------------------------------------------
Auditing fees                                                                                  7,887
---------------------------------------------------------------------------------------
Legal fees                                                                                     2,895
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     64,901
---------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                     15,640
---------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                      2,789
---------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                      51,744
---------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                       5,213
---------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                         930
---------------------------------------------------------------------------------------
Shareholder services fee--Class F Shares                                                     464,207
---------------------------------------------------------------------------------------
Share registration costs                                                                      42,985
---------------------------------------------------------------------------------------
Printing and postage                                                                          47,348
---------------------------------------------------------------------------------------
Insurance premiums                                                                             4,854
---------------------------------------------------------------------------------------
Taxes                                                                                         28,306
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  6,708
---------------------------------------------------------------------------------------  -----------
    Total expenses                                                                         2,338,554
---------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------------------
    Waiver of shareholder services fee--Class F Shares                                       (18,568)
---------------------------------------------------------------------------------------  -----------
         Net expenses                                                                                    2,319,986
----------------------------------------------------------------------------------------------------  ------------
             Net investment income                                                                      10,902,017
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                         1,611,653
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     9,731,100
----------------------------------------------------------------------------------------------------  ------------
    Net realized and unrealized gain on investments                                                     11,342,753
----------------------------------------------------------------------------------------------------  ------------
         Change in net assets resulting from operations                                               $ 22,244,770
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


Federated Municipal Opportunities Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                            (UNAUDITED)            YEAR ENDED
                                                                         FEBRUARY 28, 1997       AUGUST 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------
Operations--
---------------------------------------------------------------------
Net investment income                                                     $     10,902,017       $    24,378,361
---------------------------------------------------------------------
Net realized gain (loss) on investments ($1,611,653 and ($3,794,684),
respectively, as computed for federal tax purposes)                              1,611,653              (116,813)
---------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                             9,731,100           (13,721,871)
---------------------------------------------------------------------  ----------------------  -------------------
Change in net assets resulting from operations                                  22,244,770            10,539,677
---------------------------------------------------------------------  ----------------------  -------------------
NET EQUALIZATION CREDITS (DEBITS)--                                                 77,406               (42,870)
---------------------------------------------------------------------  ----------------------  -------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------------
     Class A Shares                                                               (899,697)            --
---------------------------------------------------------------------
     Class B Shares                                                                (87,315)            --
---------------------------------------------------------------------
     Class C Shares                                                                (24,645   )        --
---------------------------------------------------------------------
     Class F Shares                                                            (10,581,771   )       (24,971,054  )
---------------------------------------------------------------------  ----------------------  -------------------
          Change in net assets resulting from
          distributions to shareholders                                        (11,593,428   )       (24,971,054  )
---------------------------------------------------------------------  ----------------------  -------------------
SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET INVESTMENT
INCOME)--
---------------------------------------------------------------------
Proceeds from sale of shares                                                    22,404,924            20,142,447
---------------------------------------------------------------------
Proceeds from shares issued in connection with the acquisition                  93,815,812            --
---------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                6,955,880            14,912,188
---------------------------------------------------------------------
Cost of shares redeemed                                                        (52,742,760   )       (63,560,851  )
---------------------------------------------------------------------  ----------------------  -------------------
     Change in net assets resulting from share
     transactions                                                               70,433,856           (28,506,216  )
---------------------------------------------------------------------  ----------------------  -------------------
          Change in net assets                                                  81,162,604           (42,980,463  )
---------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------
Beginning of period                                                            383,029,178           426,009,641
---------------------------------------------------------------------  ----------------------  -------------------
End of period (including undistributed net investment income of
$159,557 and $773,562, respectively)                                   $       464,191,782     $     383,029,178
---------------------------------------------------------------------  ----------------------  -------------------


(See Notes which are an integral part of the Financial Statements)


Federated Municipal Opportunities Fund, Inc.
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                   (UNAUDITED)      YEAR ENDED
                                                                                  FEBRUARY 28,      AUGUST 31,
                                                                                      1997            1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   10.33        $   10.42
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------
  Net investment income                                                                  0.30             0.08
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                 0.15            (0.12)
-------------------------------------------------------------------------------       -------          -------
  Total from investment operations                                                       0.45            (0.04)
-------------------------------------------------------------------------------       -------          -------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.29)           (0.05)
-------------------------------------------------------------------------------       -------          -------
NET ASSET VALUE, END OF PERIOD                                                      $   10.49        $   10.33
-------------------------------------------------------------------------------       -------          -------
TOTAL RETURN (B)                                                                         4.45%           (0.36%)
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------
  Expenses                                                                               1.11%*           0.84%*
-------------------------------------------------------------------------------
  Net investment income                                                                  5.27%*           6.15%*
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $96,863             $296
-------------------------------------------------------------------------------
  Portfolio turnover                                                                        6%              22%
-------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


Federated Municipal Opportunities Fund, Inc.
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                   (UNAUDITED)      YEAR ENDED
                                                                                  FEBRUARY 28,      AUGUST 31,
                                                                                      1997            1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   10.33        $   10.42
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------
  Net investment income                                                                  0.26             0.08
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                 0.16            (0.12)
-------------------------------------------------------------------------------       -------          -------
  Total from investment operations                                                       0.42            (0.04)
-------------------------------------------------------------------------------       -------          -------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.26)           (0.05)
-------------------------------------------------------------------------------       -------          -------
NET ASSET VALUE, END OF PERIOD                                                      $   10.49        $   10.33
-------------------------------------------------------------------------------       -------          -------
TOTAL RETURN (B)                                                                         4.10%           (0.36%)
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------
  Expenses                                                                               1.87%*           0.84%*
-------------------------------------------------------------------------------
  Net investment income                                                                  4.57%*           6.15%*
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $8,922             $296
-------------------------------------------------------------------------------
  Portfolio turnover                                                                        6%              22%
-------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


Federated Municipal Opportunities Fund, Inc.
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                   (UNAUDITED)      YEAR ENDED
                                                                                  FEBRUARY 28,      AUGUST 31,
                                                                                      1997            1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   10.33        $   10.42
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------
  Net investment income                                                                  0.27             0.08
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                 0.15            (0.12)
-------------------------------------------------------------------------------       -------          -------
  Total from investment operations                                                       0.42            (0.04)
-------------------------------------------------------------------------------       -------          -------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.26)           (0.05)
-------------------------------------------------------------------------------       -------          -------
NET ASSET VALUE, END OF PERIOD                                                      $   10.49        $   10.33
-------------------------------------------------------------------------------       -------          -------
TOTAL RETURN (B)                                                                         4.10%           (0.36%)
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------
  Expenses                                                                               1.60%*           0.84%*
-------------------------------------------------------------------------------
  Net investment income                                                                  4.77%*           4.77%*
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $1,631             $296
-------------------------------------------------------------------------------
  Portfolio turnover                                                                        6%              22%
-------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


Federated Municipal Opportunities Fund, Inc.
Financial Highlights--Class F Shares
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              SIX MONTHS
                                 ENDED
                              (UNAUDITED)
                             FEBRUARY 28,                                   YEAR ENDED AUGUST 31,
                                 1997         1996       1995       1994       1993       1992       1991       1990       1989
NET ASSET VALUE, BEGINNING
OF PERIOD                      $   10.33    $   10.71  $   10.56  $   11.28  $   10.78  $   10.39  $   10.00  $   10.23  $    9.76
---------------------------
INCOME FROM INVESTMENT
OPERATIONS
---------------------------
 Net investment income              0.26         0.69       0.63       0.61       0.62       0.66       0.70       0.72       0.74
---------------------------
 Net realized and
 unrealized gain (loss) on
 investments                        0.19        (0.42)      0.15      (0.73)      0.51       0.39       0.40      (0.23)      0.49
---------------------------        -----    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment
 operations                         0.45         0.27       0.78      (0.12)      1.13       1.05       1.10       0.49       1.23
---------------------------        -----    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
---------------------------
 Distributions from net
 investment income                 (0.29)       (0.65)     (0.63)     (0.60)     (0.63)     (0.66)     (0.71)     (0.72)     (0.76)
---------------------------        -----    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
PERIOD                         $   10.49    $   10.33  $   10.71  $   10.56  $   11.28  $   10.78  $   10.39  $   10.00  $   10.23
---------------------------        -----    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)                    4.45%        2.47%      7.73%     (1.06%)     10.86%     10.45%     11.37%      4.98%     13.09%
---------------------------
RATIOS TO AVERAGE NET
ASSETS
---------------------------
 Expenses                           1.10%*       1.08%      1.08%      1.09%      1.09%      1.05%      1.02%      1.01%      0.90%
---------------------------
 Net investment income              5.22%*       5.91%      6.18%      5.56%      5.65%      6.18%      6.86%      7.07%      7.27%
---------------------------
 Expense waiver/
 reimbursement (b)                  0.01%*       0.01%      0.00%      0.00%      0.00%      0.14%      0.33%      0.39%      0.83%
---------------------------
SUPPLEMENTAL DATA
---------------------------
 Net assets, end of period
 (000 omitted)                  $356,775     $383,028   $426,010   $472,232   $458,331   $248,768   $135,628    $89,907    $62,501
---------------------------
 Portfolio turnover                    6  %        22%        13%        27%         7%        14%        18%        24%        24%
---------------------------

                               1988
NET ASSET VALUE, BEGINNING
OF PERIOD                    $   10.07
---------------------------
INCOME FROM INVESTMENT
OPERATIONS
---------------------------
 Net investment income            0.78
---------------------------
 Net realized and
 unrealized gain (loss) on
 investments                     (0.36)
---------------------------  ---------
 Total from investment
 operations                       0.42
---------------------------  ---------
LESS DISTRIBUTIONS
---------------------------
 Distributions from net
 investment income               (0.73)
---------------------------  ---------
NET ASSET VALUE, END OF
PERIOD                       $    9.76
---------------------------  ---------
TOTAL RETURN (A)                  4.43%
---------------------------
RATIOS TO AVERAGE NET
ASSETS
---------------------------
 Expenses                         1.02%
---------------------------
 Net investment income            8.03%
---------------------------
 Expense waiver/
 reimbursement (b)                0.70%
---------------------------
SUPPLEMENTAL DATA
---------------------------
 Net assets, end of period
 (000 omitted)                 $25,151
---------------------------
 Portfolio turnover                 34%
---------------------------


 * Computed on an annualized basis.

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)






Federated Municipal Opportunities Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
February 28, 1997 (unaudited)

(1) ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers 4 classes of shares:
Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax.

Effective December 13, 1996 the assets of State Bond Minnesota Tax-Free Income Fund and State Bond Tax Exempt Fund (the "Funds") were acquired by the Fund. These Funds had net assets of approximately $19,208,906 and $80,622,957, respectively.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At August 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $10,340,451, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

     EXPIRATION YEAR          EXPIRATION AMOUNT
          1998                  $     168,972
          1999                         47,025
          2000                         68,565
          2001                         57,182
          2002                        556,193
          2003                      5,647,830
          2004                      3,794,684


     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares equivalent (on a per share basis) to the amount of undistributed net investment income on the date of the transaction is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At February 28, 1997, par value shares ($0.001 per share) authorized were as follows.

                             NUMBER OF PAR VALUE
   SHARE CLASS NAME        CAPITAL STOCK AUTHORIZED
Class A Shares                     500,000,000
Class B Shares                     500,000,000
Class C Shares                     500,000,000
Class F Shares                     500,000,000



Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

Transactions in capital stock were as follows:

                                                          FEBRUARY 28, 1997           AUGUST 31, 1996
                                                        (A)SHARES      AMOUNT        SHARES       AMOUNT
CLASS A SHARES
------------------------------------------------------
Shares sold                                                424,786  $   4,328,941      28.662    $  299.97
------------------------------------------------------
Shares issued in connection with the
acquisition                                              9,405,099     93,815,812      --           --
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      61,273        639,296       0.049         0.51
------------------------------------------------------
Shares redeemed                                           (658,677)    (6,874,478)     (0.048 )      (0.50 )
------------------------------------------------------  ----------  -------------  -----------  -----------
  Net change resulting from Class A
  share transactions                                     9,232,481  $  91,909,571      28.663   $   299.98
------------------------------------------------------  ----------  -------------  -----------  -----------

                                                              FEBRUARY 28, 1997        AUGUST 31, 1996
                                                            SHARES       AMOUNT      SHARES      AMOUNT
CLASS B SHARES
---------------------------------------------------------
Shares sold                                                  870,013  $  9,085,708     28.662   $  299.97
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                       4,640        48,460      0.049        0.51
---------------------------------------------------------
Shares redeemed                                              (24,126)     (250,916)    (0.048)      (0.50)
---------------------------------------------------------  ---------  ------------  ---------  -----------
  Net change resulting from Class B
  share transactions                                         850,527  $  8,883,252     28.663   $  299.98
---------------------------------------------------------  ---------  ------------  ---------  -----------

                                                              FEBRUARY 28, 1997       AUGUST 31, 1996(A)
                                                            SHARES       AMOUNT      SHARES      AMOUNT
CLASS C SHARES
---------------------------------------------------------
Shares sold                                                  153,433  $  1,602,556     28.662   $  299.97
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                       2,171        22,667      0.049        0.51
---------------------------------------------------------
Shares redeemed                                                 (106)       (1,112)    (0.048)      (0.50)
---------------------------------------------------------  ---------  ------------  ---------  -----------
  Net change resulting from Class C
  share transactions                                         155,498  $  1,624,111     28.663   $  299.98
---------------------------------------------------------  ---------  ------------  ---------  -----------


(a) For the period from August 5, 1996 to August 31, 1996.


Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

                                                      FEBRUARY 28, 1997              AUGUST 31, 1996
                                                   SHARES         AMOUNT         SHARES          AMOUNT
CLASS F SHARES
-----------------------------------------------
Shares sold                                          707,452  $    7,387,719      1,882,962  $   20,141,547
-----------------------------------------------
Shares issued to shareholders in
payment of distributions declared                    599,582       6,245,457      1,401,501      14,912,186
-----------------------------------------------
Shares redeemed                                   (4,368,155)    (45,616,254)    (5,975,778)    (63,560,849)
-----------------------------------------------  -----------  --------------  -------------  --------------
  Net change resulting from Class F
  share transactions                              (3,061,121) $  (31,983,078)    (2,691,315) $  (28,507,116)
-----------------------------------------------  -----------  --------------  -------------  --------------
  Net change resulting from share transactions     7,177,385      70,433,856     (2,691,229)    (28,506,216)
-----------------------------------------------  -----------  --------------  -------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.
Federated Municipal Opportunities Fund, Inc.

--------------------------------------------------------------------------------

                           % OF AVG. DAILY NET
   SHARE CLASS NAME          ASSETS OF CLASS
Class B Shares                       0.75%
Class C Shares                       0.75%


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended February 28, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchases and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $52,850,000 and $43,842,500, respectively.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term for the period ended February 28, 1997, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  39,320,055
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  22,893,324
---------------------------------------------------------------------------------------------------  -------------


(6) INVESTMENT RISK

INVESTMENT RISK--Although the Fund has a diversified portfolio, the Fund has 34% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund held defaulted securities with a value aggregating $11,605,150, representing 2.50% of the Fund's net assets at February 28, 1997.


Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                       John F. Donahue
Thomas G. Bigley                                       Chairman
John T. Conroy, Jr.                                   Richard B. Fisher
William J. Copeland                                    President
James E. Dowd                                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                                Executive Vice President
Richard B. Fisher                                     Edward C. Gonzales
Edward L. Flaherty, Jr.                                Executive Vice President
Peter E. Madden                                       John W. McGonigle
Gregor F. Meyer                                        Executive Vice President,
John E. Murray, Jr.                                    Treasurer and Secretary
Wesley W. Posvar                                      S. Elliott Cohan
Marjorie P. Smuts                                      Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


[logo] FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779

       FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUND
       AND IS A SUBSIDIARY OF FEDERATED INVESTORS.



Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101
8040407 (4/97)



               FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                                 APPENDIX

A. The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The gray shaded portion represents the value of reinvested income for the fund. The orange shaded portion reflects the principal value of $10,000 investment in the fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $10,000 in the fund on April 10, 1987 would have grown to $19,561 on February 28, 1997. The "x" axis reflects computation periods from April 10, 1987 to February 28, 1997. The right margin of the chart reflects the ending value of a hypothetical investment of $10,000 in the fund measured in increments of $2,000 ranging from $0 to $20,000.

B. The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The gray shaded portion represents the value of reinvested income for the fund. The orange shaded portion reflects the value of annual investments of $1,000 in the fund from April 10, 1987 to February 28, 1997. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that annual investments of $1,000 in the fund from April 10, 1987 to February 28, 1997 would have grown to $14,295 on February 28, 1997. The "x" axis reflects computation periods from April 10, 1987 to February 28, 1997. The right margin of the chart reflects the ending value of a hypothetical annual investments of $1,000 in the fund from April 10, 1987 to February 28, 1997 measured in increments of $3,000 ranging from $0 to $15,000.

C. The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The gray shaded portion represents the value of reinvested income for the fund. The orange shaded portion reflects the principal value of $5,000 investment in the fund combined with monthly investments of $500. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $5,000 investment in the fund combined with monthly investments of $500 in the fund begininng on April 10, 1987 would have grown to $90,941 on February 28, 1997. The "x" axis reflects computation periods from April 10, 1987 to February 28, 1997. The right margin of the chart reflects the ending value of a hypothetical investment of $5,000 in the fund combined with monthly investments of $500 begininng on April 10, 1987 and ending on February 28, 1997, this is measured in increments of $10,000 ranging from $0 to $100,000.